Other receivables and prepaid expenses - Schedule of other receivables and prepaid expenses (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other receivables and prepaid expenses
Research tax credit	€ 3,904	€ 3,941
Value added tax	956	1,008
Prepaid expenses	1,574	1,418
Suppliers - advances payment and debit balance	488	125
Receivable from CACEIS in relation with the exercises of BSA/BSPCE	4	2
Miscellaneous	8	42
Total other receivables and prepaid expenses	€ 6,934	€ 6,536